Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2030 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2030 Fund - Class K6
Bar Chart Table:
Annual Return 2019	22.84%
Annual Return 2020	15.42%
Annual Return 2021	11.27%
Annual Return 2022	(17.35%)